Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Parenthetical) (Details) - Restricted Share Units - shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted	[1]	51	63
Daseke
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted		5,182

[1]	Granted RSUs include the conversion of units of Daseke employees (5,182 RSUs)